FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities

The following table details the fair value measurements of assets and liabilities within the three levels of the fair value hierarchy at June 30, 2018, and Dec 31, 2017:

Fair Value Measurements at reporting date using

	June 30, 2018	Quoted Price in active Markets for identical assets (level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
	$	$	$	$
Assets
Restricted cash	-	-	-	-
Cash and cash equivalents	13,096	13,096	-	-

 Fair Value Measurements at reporting date using

	December 31, 2017	Quoted Price in active Markets for identical assets (level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
	$	$	$	$
Assets
Restricted cash	-	-	-	-
Cash and cash equivalents	18,430	18,430	-	-